UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: 31 MARCH 2009


Check here if Amendment [ ]; Amendment Number:
                                              -----------
This Amendment (Check only one.):        [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      MONDRIAN INVESTMENT PARTNERS LTD
Address:   FIFTH FLOOR, 10 GRESHAM STREET
           LONDON, EC2V 7JD

Form 13F File Number: 28-11450

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:      JOHN L. BARRETT
Title:     CHIEF COMPLIANCE OFFICER
Phone:     +44 207 477 7000


Signature, Place, and Date of Signing:

/s/ John L. Barrett                         LONDON, UK      16 APRIL 2009
--------------------------------------     ------------     -------------
             [Signature                    [City, State]        [Date]

Report Type (Check only one.):

[ ] l3F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]


Form 13F File Number       Name

28-01190                   RUSSELL TRUST COMPANY
----------------------     ---------------------
[Repeat as necessary.]

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 1
                                           ---------
Form 13F Information Table Entry Total:           53
                                           ---------
Form 13F Information Table Value Total:)   1,723,695
                                           ---------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.       Form 13F File Number         Name

          28-
-----     --------------------         ----------------------
[Repeat as necessary.]

Column 1         Column 2       Column 3    Column 4              Column 5            Column 6      Column 7        Column 8
                                             Q2 2007                                                              VOTING AUTHORTIY
-----------------------------------------------------------------------------------------------------------------------------------
                     TITLE OF                  VALUE       SHRS OR             PUT/   INVESTMENT    OTHER
NAME OF ISSUER       CLASS      CUSIP        (X$1000)      PRN AMT   SH/PRN    CALL   DISCRETION    MANAGERS  SOLE   SHARED   NONE
-----------------------------------------------------------------------------------------------------------------------------------
Alcoa Inc            COM        013817101       12899    1,757,394                     SOLE         NONE             SHARED
Allstate Corp        COM        020002101          11          600                     SOLE         NONE             SHARED
BankAmerUSD0.01      COM        060505104       15187    2,226,786                     SOLE         NONE             SHARED
CBS Corp B Shs       COM        124857202        3977    1,035,700                     SOLE         NONE             SHARED
CPFL EnergiaADR      ADR        126153105       12382      305,203                     SOLE         NONE             SHARED
Chevron Corp         COM        166764100       45905      682,700                     SOLE         NONE             SHARED
CVRD Prf ADR         ADR        204412100       87599    7,765,865                     SOLE         NONE             SHARED
Conagra Foods        COM        205887102       33010    1,956,724                     SOLE         NONE             SHARED
Du Pont de Nem       COM        263534109          11          500                     SOLE         NONE             SHARED
Edison Intl          COM        281020107          12          400                     SOLE         NONE             SHARED
Fairpoint Comm       COM        305560104           6        7,214                     SOLE         NONE             SHARED
Firstenergy Co       COM        337932107          12          300                     SOLE         NONE             SHARED
Gen Electric         COM        369604103       25309    2,503,326                     SOLE         NONE             SHARED
General Mills        COM        370334104          25          500                     SOLE         NONE             SHARED
Genuine Parts        COM        372460105       30206    1,011,600                     SOLE         NONE             SHARED
GpoAero Pac ADS      ADR        400506101       28177    1,543,100                     SOLE         NONE             SHARED
Heinz H.J            COM        423074103       29992      907,193                     SOLE         NONE             SHARED
Infosys TechADR      ADR        456788108       48086    1,805,700                     SOLE         NONE             SHARED
MSCI EAFE            COM        464287465        2368       63,000                     SOLE         NONE             SHARED
IShs MSCI EAVaL      COM        464288877       25024      755,566                     SOLE         NONE             SHARED
Johnson&Johnson      COM        478160104       18358      349,020                     SOLE         NONE             SHARED
Marathon Oil         COM        565849106          14          525                     SOLE         NONE             SHARED
Merck & Co           COM        589331107       29202    1,091,660                     SOLE         NONE             SHARED
Microsoft Corp       COM        594918104       41540    2,261,307                     SOLE         NONE             SHARED
Mobile Tel ADR       ADR        607409109      157922    5,278,151                     SOLE         NONE             SHARED
PNC Financial        COM        693475105           2           66                     SOLE         NONE             SHARED
Pfizer Inc           COM        717081103       26761    1,964,816                     SOLE         NONE             SHARED
PLDT ADR             ADR        718252604       99664    2,258,420                     SOLE         NONE             SHARED
Royal Dutch ADR      ADR        780259206          27          600                     SOLE         NONE             SHARED
TaiwanSMC ADR        ADR        874039100      246096   27,496,717                     SOLE         NONE             SHARED
Turkcell IM ADR      ADR        900111204        1580      129,700                     SOLE         NONE             SHARED
US Bancorp           COM        902973304          15        1,000                     SOLE         NONE             SHARED
Unilever PlcADR      ADR        904767704          27        1,420                     SOLE         NONE             SHARED
Vanguard Emg         COM        922042858        8283      351,560                     SOLE         NONE             SHARED
Wells Fargo          COM        949746101        7160      502,795                     SOLE         NONE             SHARED
Wyeth                COM        983024100       40324      936,900                     SOLE         NONE             SHARED
AT & T Inc           COM        00206R102       16181      642,100                     SOLE         NONE             SHARED
AmericaMovilADR      ADR        02364W105       90869    3,337,107                     SOLE         NONE             SHARED
Bco Santan ADR       ADR        05965X109       39398    1,143,957                     SOLE         NONE             SHARED
BanColombia ADR      ADR        05968L102       82978    4,261,843                     SOLE         NONE             SHARED
Chunghwa N ADR       ADR        17133Q403      154261    8,452,664                     SOLE         NONE             SHARED
Cisco Systems        COM        17275R102          12          700                     SOLE         NONE             SHARED
Duke Energy          COM        26441C105          21        1,500                     SOLE         NONE             SHARED
Entergy Corp         COM        29364G103          27          400                     SOLE         NONE             SHARED
Exxon Mobil          COM        30231G102          20          300                     SOLE         NONE             SHARED
Grupo Tel ADR        ADR        40049J206       66095    4,842,152                     SOLE         NONE             SHARED
KB Fin ADR           ADR        48241A105         315       13,000                     SOLE         NONE             SHARED
KT Corp ADR          ADR        48268K101        4416      320,209                     SOLE         NONE             SHARED
Oracle Corp          COM        68389X105       23308    1,289,900                     SOLE         NONE             SHARED
Tenaris SA ADR       ADR        88031M109       76759    3,805,606                     SOLE         NONE             SHARED
3M Co                COM        88579Y101       24179      486,300                     SOLE         NONE             SHARED
Verizon Com New      COM        92343V104       43162    1,429,206                     SOLE         NONE             SHARED
Votorantim ADR       ADR        92906P106       24521    5,598,369                     SOLE         NONE             SHARED
                                            ---------
                                            1,723,695
                                            =========